American Beacon Zebra Large Cap Equity Fund
American Beacon Zebra Small Cap Equity Fund
American Beacon Flexible Bond Fund
American Beacon SiM High Yield Opportunities Fund

Supplement dated August 15, 2012
to the
Statement of Additional Information dated December 30, 2011

The information below supplements the Statement of Additional Information dated December 30, 2011 and is in addition to any other supplement(s):

In the “Trustees and Officers of the Trust” section - “Interested Trustees” table, the following is added:

Gerard J. Arpey*** (54)	Trustee since 2012
Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, (2003-2011), AMR Corp. and American Airlines, Inc.; Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present).

***Mr. Arpey is deemed to be an “interested person” of the Trust, as defined by the 1940 Act.  Mr. Arpey previously served as CEO of AMR Corp., which has a material relationship with the Manager.

In the “Trustees and Officers of the Trust” section - “Non-Interested Trustees” table, the following is added:

Barbara J. McKenna (49)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present).

In the paragraphs following the Trustees chart in the “Trustees and Officers of the Trust” section, the following is inserted in alphabetical order:

Gerard J. Arpey: Mr. Arpey has extensive organizational management, financial and international experience serving as chairman, chief executive officer, and chief financial officer of one of the largest global airlines, service as a director of public and private companies, and service to several charitable organizations.

Barbara J. McKenna: Ms. McKenna has extensive experience in the investment management industry, organizational management experience as a member of senior management, service as a director of an investment manager, and member of numerous financial services industry associations.

In the “Trustees and Officers of the Trust” section – “Committees of the Board” subsection, the first sentence in the third paragraph is replaced with the following:

The Trust has an Investment Committee that is comprised of Messrs. Bogart (Chair) and Arpey and Mses. Cline and McKenna.

In the “Trustees and Officers of the Trust” section – “Trustee Ownership in the Funds” subsection, the following is added to the table titled “Interested Trustees”:

American Beacon Fund	Arpey*
Zebra Large Cap Equity	None
Zebra Small Cap Equity	None
Flexible Bond	None
SiM High Yield Opportunities	None
Aggregate Dollar Range of Equity Securities in all Trusts (26 Funds)	Over $100,000
*As of May 31, 2012

In the “Trustees and Officers of the Trust” section- “Trustee Ownership in the Funds” subsection, the following is added to the table titled “Non-Interested Trustees”:

American Beacon Fund	McKenna*
Zebra Large Cap Equity	None
Zebra Small Cap Equity	None
Flexible Bond	None
SiM High Yield Opportunities	None
Aggregate Dollar Range of Equity Securities in all Trusts (26 Funds)	None
*As of May 31, 2012

American Beacon Flexible Bond Fund

In the “Portfolio Managers” section for Brandywine Global Investment Management, LLC, the following is added:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brandywine Global Investment Management, LLC
Brian R. Hess (as of January 2, 2012)	4 ($1.2 bil)	28 ($6.5 bil)	104 ($16.4 bil)	N/A	N/A	14 ($3.1 bil)
In the “Portfolio Managers” section-Ownership of Funds sub-section for Brandywine Global Investment Management, LLC, the following is added:

Name of Investment Advisor and Portfolio Manager	Flexible Bond Fund
Brandywine Global Investment Management, LLC.
Brian R. Hess (January 2, 2012)	None

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE